                                    [PHOTO]
                                              SEMIANNUAL REPORT JANUARY 31, 2002

Oppenheimer
NEW JERSEY MUNICIPAL FUND

                                                         [OPPENHEIMERFUNDS LOGO]
                                                         THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

             CONTENTS
          1       Letter to
                  Shareholders


          3       An Interview
                  with Your Fund's
                  Managers


          7       Financial
                  Statements


         24       Officers and Trustees


FUND OBJECTIVE
Oppenheimer New Jersey Municipal Fund seeks as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital.



 CUMULATIVE TOTAL RETURNS*
               For the Six-Month Period
               Ended 1/31/02

               Without        With
               Sales Chg.     Sales Chg.
--------------------------------------------------------------------------------
Class A        0.93%          -3.87%
--------------------------------------------------------------------------------
Class B        0.55           -4.38
--------------------------------------------------------------------------------
Class C        0.64           -0.35
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS*
               For the 1-Year Period
               Ended 1/31/02

               Without       With
               Sales Chg.    Sales Chg.
--------------------------------------------------------------------------------
Class A        5.15%          0.16%
--------------------------------------------------------------------------------
Class B        4.36          -0.64
--------------------------------------------------------------------------------
Class C        4.46           3.46
--------------------------------------------------------------------------------

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES ON PAGE 6 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


[PHOTO]
JOHN V. MURPHY
PRESIDENT
OPPENHEIMER
NEW JERSEY
MUNICIPAL FUND


Dear Shareholder,

    2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.

         For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.

         The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

         While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.

         Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

                     1 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------



    This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.

   In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.

   I thank you for your continued support and confidence.
We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.


Sincerely,

/s/ JOHN V. MURPHY

John V. Murphy
February 22, 2002


THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.



                    2 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------


PORTFOLIO MANAGEMENT
TEAM
JERRY WEBMAN
MERRELL HORA




HOW DID OPPENHEIMER NEW JERSEY MUNICIPAL FUND PERFORM FOR THE SIX MONTHS THAT ENDED JANUARY 31, 2002?

A. We are pleased with how well this Fund weathered the first half of its fiscal year. Despite the terrorist attacks of September 11 and the subsequent disruption of economies and bond markets in the Tri-State area, the Fund maintained a strong dividend level and achieved a positive total return slightly under the average for New Jersey Municipal Debt funds.(1)

HOW DID THE TERRORIST ATTACKS AFFECT NEW JERSEY'S ECONOMY AND MUNICIPAL MARKET?

Much of New Jersey's economy is closely tied to Wall Street and greater New York City. With the sudden halt to businesses in lower Manhattan after September 11, 2001, individual and corporate incomes in New Jersey fell. Tax receipts followed suit, putting the state's economy and annual operating budget under pressure. The budget situation, however, did not spin out of control. The state managed to find other sources of funding and thus, so far, has avoided operating at a deficit. For instance, as the Federal Reserve trimmed short-term interest rates five times during the period, the state and its localities replaced existing higher-coupon bonds with new bonds carrying lower coupons and thus reduced their interest costs.

    As in 1999 and 2000, New Jersey and its municipalities issued very few new bonds during 2001. Meanwhile, demand remained strong. This combination--a limited supply and consistent demand--helped to keep prices of New Jersey bonds relatively steady, even when municipal bond markets elsewhere were unusually volatile.

    Even New Jersey's one airline-related bond, an issue backed by gate receipts from Newark Airport and revenues from Continental Airlines, Inc., fared better than most in its category. Following the September events, worried investors battered prices for all travel-and-leisure industry securities. But, recognizing



1. The average of the total return of the 63 funds in the Lipper New Jersey Municipal Debt Funds Category for the six-month period ended 1/31/02 was 1.39%.


                    3 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AVERAGE ANNUAL
TOTAL RETURNS WITH
SALES CHARGE
For the Periods Ended 12/31/01(3)
Class A              Since
1-Year    5-Year     Inception
--------------------------------------------------------------------------------
-0.96%    3.03%      3.77%

Class B              Since
1-Year    5-Year     Inception
--------------------------------------------------------------------------------
-1.75%    2.96%      3.82%

Class C              Since
1-Year    5-Year     Inception
--------------------------------------------------------------------------------
 2.31%    3.29%      3.96%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
STANDARDIZED YIELDS(4)
For the 30 Days Ended 1/31/02
--------------------------------------------------------------------------------
Class A            4.44%
--------------------------------------------------------------------------------
Class B            3.91
--------------------------------------------------------------------------------
Class C            3.90
--------------------------------------------------------------------------------


the geographic significance of Newark Airport to the state's citizens and to major airlines, the price of these New Jersey bonds did not fall as drastically as the prices of other airline-related municipal issues.

DID YOU MAKE ANY CHANGES TO THE FUND'S HOLDINGS DURING THIS PERIOD?

We made only minor adjustments, for several reasons. First, an immediate and thorough review of the credit composition of the Fund's holdings and other potential risks told us that the Fund was well diversified to withstand the near-term turbulence. Second, the tight supply of bonds made it difficult to purchase other securities with attractive yields at reasonable prices. Third, we felt the Fund's yield would continue to be above average without making major changes.

    We emphasized securities with maturities in the 15- to 20-year range. Bonds in this range generally provide yields that are only slightly less than those of long-term securities, but they have historically been less volatile than long bonds. Focusing on this group has been key to achieving the Fund's strong dividend levels, and we saw no compelling reason to change this strategy. With interest rates for short-term instruments on the decline, there would have been no yield advantage to shifting our focus to that end of the maturity spectrum.

WHICH BONDS DETRACTED FROM THE FUND'S PERFORMANCE?

Roughly 3% of the Fund's net assets were invested in the airline-related bond issue that suffered from investor concerns about travel. Additionally, a bond from the Delaware River Authority (the Fund can invest in securities from this and other nearby multistate issuers) lost significant value in December 2001.(2) The loss was not credit-related, but resulted from the bond market retrenching rather quickly.



2.  The Fund's holdings and allocations are subject to change.

3.  See Notes on page 6 for further details.

4. Standardized yield is based on net investment income for the 30-day period ended January 31, 2002. Falling share prices will tend to artificially raise yields.





                    4 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

CREDIT ALLOCATION (5)

[PIECHART]

- AAA         62.1%
- AA           2.6
- A            9.4
- BBB         13.8
- BB          10.6
- B            1.5


WHAT IS YOUR OUTLOOK FOR THE NEW JERSEY BOND MARKET AND THE FUND?

Lower interest rates and falling tax receipts may induce New Jersey municipalities to issue new debt early in 2002, so we anti-cipate a noticeable increase in the supply of bonds. While that would likely put downward pressure on prices, it also would provide us opportunities to buy more securities and further diversify the portfolio. Strict attention to diversification--by bond type, issuer, credit quality and maturity--should better position the Fund to withstand what may be a bumpy return to economic growth in 2002. It is also a major reason why Oppenheimer New Jersey Municipal Fund is part of The Right Way to Invest.

TOP FIVE INDUSTRIES (6)
--------------------------------------------------------------------------------
Municipal Leases                             13.3%
--------------------------------------------------------------------------------
General Obligation                           12.8
--------------------------------------------------------------------------------
Higher Education                             12.2
--------------------------------------------------------------------------------
Highways/Railways                            11.2
--------------------------------------------------------------------------------
Adult Living Facilities                      10.7


5. Portfolio data is subject to change. Percentages are as of January 31, 2002, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 11.61% of total investments) but to which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.


6. Portfolio data is subject to change. Percentages are as of January 31, 2002, and are based on the total market value of investments.



                     5 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                     6 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  JANUARY 31, 2002 / UNAUDITED
--------------------------------------------------------------------------------


                                                             RATINGS:                            MARKET
                                                             MOODY'S/          PRINCIPAL          VALUE
                                                            S&P/FITCH             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--98.6%
----------------------------------------------------------------------------------------------------------
NEW JERSEY--81.9%
Atlantic City, NJ Refunding COP, Public Facilities
Lease Agreement, FGIC Insured, 6%, 3/1/13                  Aaa/AAA/AAA        $2,900,000     $3,283,003
----------------------------------------------------------------------------------------------------------
Delaware River, NJ & PA POAU RB, FSA Insured,
6%, 1/1/18                                                 Aaa/AAA/AAA         2,000,000      2,192,980
----------------------------------------------------------------------------------------------------------
Delaware River POAU RRB, PA & NJ Port District
Project, Series B, FSA Insured, 5.10%, 1/1/19              Aaa/AAA/AAA         1,000,000      1,011,990
----------------------------------------------------------------------------------------------------------
East Orange, NJ BOE COP, FSA Insured,
Zero Coupon, 5.20%, 2/1/27(1)                              Aaa/AAA/AAA         1,450,000        388,701
----------------------------------------------------------------------------------------------------------
Freehold, NJ Regional High School District
REF GOUN, FGIC Insured, 5%, 3/1/15                         Aaa/AAA/AAA           750,000        778,095
----------------------------------------------------------------------------------------------------------
Hudson Cnty., NJ MUAU System RB, Prerefunded,
11.875%, 7/1/06                                                Aaa/AAA           510,000        531,772
----------------------------------------------------------------------------------------------------------
Hudson Cnty., NJ Solid Waste System Improvement
Authority RRB, Series 1, 6%, 1/1/29                            NR/BBB-         1,000,000        929,710
----------------------------------------------------------------------------------------------------------
Lopatcong Township, NJ BOE GOUN, FSA Insured,
5.70%, 7/15/19                                             Aaa/AAA/AAA           635,000        709,130
----------------------------------------------------------------------------------------------------------
Middlesex Cnty., NJ Improvement Authority Utility
System RRB, Perth Amboy Franchise Project, Series B,
AMBAC Insured, Zero Coupon, 5.63%, 9/1/21(1)               Aaa/AAA/AAA         4,500,000      1,645,110
----------------------------------------------------------------------------------------------------------
Monmouth Cnty., NJ Improvement Authority RRB,
AMBAC Insured, 5.30%, 12/1/16                              Aaa/AAA/AAA         1,000,000      1,042,530
----------------------------------------------------------------------------------------------------------
Newark, NJ GOB, School Qualified Bond Act,
MBIA Insured, 5.30%, 9/1/08                                    Aaa/AAA         1,000,000      1,067,800
----------------------------------------------------------------------------------------------------------
NJ EDAU ED RB, United Methodist Homes,
5.75%, 7/1/29                                                  NR/BBB-         1,250,000      1,129,187
----------------------------------------------------------------------------------------------------------
NJ EDAU Exempt Facilities RR RB, Waste
Management of New Jersey, Inc. Project, 4%, 11/1/13             NR/BBB         1,000,000      1,002,540
----------------------------------------------------------------------------------------------------------
NJ EDAU GOLB, School Facilities Construction,
Series A, AMBAC Insured, 5.50%, 6/15/13                    Aaa/AAA/AAA         1,500,000      1,641,390
----------------------------------------------------------------------------------------------------------
NJ EDAU PC RB, Public Service Electric &
Gas Co. Project, Series A, MBIA Insured,
6.40%, 5/1/32                                                  Aaa/AAA           500,000        526,165
----------------------------------------------------------------------------------------------------------
NJ EDAU RB, Masonic Charity Foundation Project,
5.50%, 6/1/31                                                    NR/A+         1,000,000      1,022,360
----------------------------------------------------------------------------------------------------------
NJ EDAU RB, Masonic Charity Foundation Project,
6%, 6/1/25                                                       NR/A+           750,000        809,850
----------------------------------------------------------------------------------------------------------
NJ EDAU RB, Transportation Project Sublease,
Series A, FSA Insured, 5.75%, 5/1/09                       Aaa/AAA/AAA         1,000,000      1,108,130
----------------------------------------------------------------------------------------------------------
NJ EDAU Retirement Community RB, Cedar Crest
Village, Inc. Facilities, Series A, 7.25%, 11/15/21              NR/NR         1,000,000        983,360
----------------------------------------------------------------------------------------------------------
NJ EDAU Retirement Community RB,
Series A, 8%, 11/15/15                                           NR/NR         2,100,000      2,216,130
----------------------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mtg. Franciscan Oaks Project,
5.70%, 10/1/17                                                   NR/NR         2,000,000      1,753,020




                     7 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS UNAUDITED/CONTINUED
-------------------------------------------------------------------------------

                                                             RATINGS:                            MARKET
                                                             MOODY'S/          PRINCIPAL          VALUE
                                                            S&P/FITCH             AMOUNT     SEE NOTE 1
----------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
NJ EDAU RRB, First Mtg. Franciscan Oaks Project,
5.75%, 10/1/23                                                 NR/NR          $1,000,000     $  839,880
----------------------------------------------------------------------------------------------------------
NJ EDAU RRB, United Methodist Homes,
5.125%, 7/1/25                                               NR/BBB-           1,400,000      1,168,524
----------------------------------------------------------------------------------------------------------
NJ EDAU SPF RB, Continental Airlines, Inc. Project,
6.25%, 9/15/19                                                B3/BB-           3,000,000      2,478,690
----------------------------------------------------------------------------------------------------------
NJ EDAU Water Facilities RB, American Water Co.,
Inc. Project, Series A, FGIC Insured, 6.875%, 11/1/34    Aaa/AAA/AAA             500,000        555,940
----------------------------------------------------------------------------------------------------------
NJ Education FA RB, Princeton University,
Series E, 5%, 7/1/18(2)                                      Aaa/AAA           3,460,000      3,489,410
----------------------------------------------------------------------------------------------------------
NJ Education FA RRB, Monmouth University,
Series C, 5.80%, 7/1/22                                     Baa1/BBB           2,000,000      2,073,840
----------------------------------------------------------------------------------------------------------
NJ Education FA RRB, Princeton University, Series H,
5.25%, 7/1/26                                                Aaa/AAA           1,000,000      1,017,300
----------------------------------------------------------------------------------------------------------
NJ HCF FA RB, Robert Wood Johnson University
Hospital, 5.75%, 7/1/25                                        A1/A+           1,000,000      1,042,250
----------------------------------------------------------------------------------------------------------
NJ HCF FAU RB, Columbus Hospital, Series A, 7.50%,
7/1/21(3)                                                       B2/B           1,800,000      1,414,890
----------------------------------------------------------------------------------------------------------
NJ HCF FAU RB, St. Joseph's Hospital & Medical Center,
Series A, 6%, 7/1/26                                          NR/AAA             750,000        796,178
----------------------------------------------------------------------------------------------------------
NJ HCF FAU RRB, Dover General Hospital & Medical
Center, MBIA Insured, 7%, 7/1/03                             Aaa/AAA           1,000,000      1,068,240
----------------------------------------------------------------------------------------------------------
NJ HEAA Student Loan RB, Series A, MBIA Insured,
6%, 6/1/15                                               Aaa/AAA/AAA           1,000,000      1,077,560
----------------------------------------------------------------------------------------------------------
NJ Highway Authority Garden State Parkway RRB,
FGIC Insured, 5.50%, 1/1/12                              Aaa/AAA/AAA           1,000,000      1,093,060
----------------------------------------------------------------------------------------------------------
NJ Mtg. & HFA MH RB, Series A, AMBAC Insured,
6.25%, 5/1/28                                                Aaa/AAA           1,000,000      1,046,100
----------------------------------------------------------------------------------------------------------
NJ Mtg. & HFA RB, Home Buyer, Series J, MBIA Insured,
6.20%, 10/1/25                                               Aaa/AAA             190,000        195,901
----------------------------------------------------------------------------------------------------------
NJ Mtg. & HFA RRB, Series 1, 6.70%, 11/1/28                    NR/A+               5,000          5,180
----------------------------------------------------------------------------------------------------------
NJ Mtg. HAU RB, Series U, 5.75%, 4/1/18                      Aaa/AAA           1,000,000      1,035,610
----------------------------------------------------------------------------------------------------------
NJ North Hudson Sewer Authority RRB, Series A,
MBIA Insured, Zero Coupon, 5.39%, 8/1/20(1)               Aaa/NR/AAA           5,000,000      1,946,500
----------------------------------------------------------------------------------------------------------
NJ Sports & Exposition Authority Convention
Center Luxury Tax RB, Series A, MBIA Insured,
6.25%, 7/1/20                                                Aaa/AAA              80,000         83,194
----------------------------------------------------------------------------------------------------------
NJ SUEFS RB, Rowan University, Series B,
FGIC Insured, 5.25%, 7/1/14                              Aaa/AAA/AAA           1,485,000      1,557,483
----------------------------------------------------------------------------------------------------------
NJ SUEFS RB, Rowan University, Series B,
FGIC Insured, 5.25%, 7/1/15                              Aaa/AAA/AAA           1,000,000      1,041,710
----------------------------------------------------------------------------------------------------------
NJ Transportation COP, Series 15, AMBAC Insured,
10.71%, 9/15/14(4)                                            NR/AAA           2,500,000      3,132,575
----------------------------------------------------------------------------------------------------------
NJ Transportation Trust Fund Authority RB,
Transportation System, Series A, 5.50%, 6/15/12            Aa2/AA/AA          1,000,000       1,096,440


                     8 OPPENHEIMER NEW JERSEY MUNICIPAL FUND


                                                             RATINGS:                            MARKET
                                                             MOODY'S/          PRINCIPAL          VALUE
                                                            S&P/FITCH             AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
NJ TUAU RRB, Series C, 6.50%, 1/1/16                          A3/A-/A         $  950,000    $ 1,109,885
---------------------------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, MBIA Insured, 6.50%, 1/1/09            Aaa/AAA          1,000,000      1,146,140
---------------------------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, MBIA Insured, 6.50%, 1/1/16            Aaa/AAA          1,500,000      1,779,375
---------------------------------------------------------------------------------------------------------
Northern Burlington Cnty., NJ Regional School
District REF GOUN, FGIC Insured, 5.25%, 4/1/14             Aaa/NR/AAA          1,065,000      1,136,568
---------------------------------------------------------------------------------------------------------
Passaic Valley, NJ Sewer System Commissioners
GOUN, Series E, AMBAC Insured, 5.625%, 12/1/17             Aaa/NR/AAA          3,095,000      3,307,874
---------------------------------------------------------------------------------------------------------
Paterson, NJ Public SDI COP, 5.75%, 11/1/19                Aaa/NR/AAA          2,000,000      2,145,500
---------------------------------------------------------------------------------------------------------
PAUNYNJ Consolidated RB, 94th Series, 6%, 12/1/14          A1/AA-/AA-            200,000        209,564
---------------------------------------------------------------------------------------------------------
PAUNYNJ SPO RB, JFK International Air Terminal
Project, Series 6, MBIA Insured, 7%, 12/1/12              Aaa/AAA/AAA          2,000,000      2,395,340
---------------------------------------------------------------------------------------------------------
PAUNYNJ SPO RRB, KIAC-4 Project, Fifth Installment,
6.75%, 10/1/19                                                  NR/NR            900,000        921,915
---------------------------------------------------------------------------------------------------------
Salem Cnty., NJ PCFAU RRB, PSEG Power Project,
Series A, 5.75%, 4/1/31                                      Baa1/BBB          1,000,000        986,410
---------------------------------------------------------------------------------------------------------
South Brunswick, NJ GOB, FGIC Insured, 5.675%,
12/1/19                                                   Aaa/AAA/AAA          2,330,000      2,468,938
---------------------------------------------------------------------------------------------------------
South Brunswick, NJ GOB, FGIC Insured, 5.675%,
12/1/20                                                   Aaa/AAA/AAA          1,385,000      1,463,862
---------------------------------------------------------------------------------------------------------
West Orange, NJ BOE COP, MBIA Insured, 5.625%,
10/1/19                                                    Aaa/NR/AAA          2,500,000      2,652,325
---------------------------------------------------------------------------------------------------------

                                                                                             76,753,104


---------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--16.7%
Guam PAU RB, Prerefunded, Series A, 6.30%, 10/1/22             NR/AAA            185,000        194,572
---------------------------------------------------------------------------------------------------------
PR Childrens Trust Fund Asset-Backed RB, 6%, 7/1/26          Aa3/A/A+          1,000,000      1,047,330
---------------------------------------------------------------------------------------------------------
PR CMWLTH GOUN, Public Improvement, FSA
Insured, 5.25%, 7/1/18                                    Aaa/AAA/AAA            875,000        928,051
---------------------------------------------------------------------------------------------------------
PR CMWLTH HTAU RB, Series Y, 5%, 7/1/36                        Baa1/A          1,000,000        955,440
---------------------------------------------------------------------------------------------------------
PR CMWLTH REF GOUN, Public Improvement,
5.50%, 7/1/10                                                  Baa1/A          1,000,000      1,081,390
---------------------------------------------------------------------------------------------------------
PR Industrial, Tourist, Educational, Medical &
Environmental Control Facilities RB, Cogen Facilities
AES Puerto Rico Project, 6.625%, 6/1/26                   Baa2/NR/BBB            965,000      1,044,863
---------------------------------------------------------------------------------------------------------
PR Industrial, Tourist, Educational, Medical &
Environmental Control Facilities RB, Polytechnic
University Project, Series A, 6.50%, 8/1/24                   NR/BBB-            385,000        399,156
---------------------------------------------------------------------------------------------------------
PR Municipal FAU GOB, 9.878%, 8/1/15(4,5)                       NR/NR          1,000,000      1,231,970
---------------------------------------------------------------------------------------------------------
PR Municipal FAU GOB, Series PA-638A, 9.878%, 8/1/13(4,5)       NR/NR          1,075,000      1,296,009
---------------------------------------------------------------------------------------------------------
PR Public Finance Corp. RB, CMWLTH Appropriations,
Series E, 5.50%, 8/1/29                                       Baa3/A-          1,000,000      1,001,910
---------------------------------------------------------------------------------------------------------
University of Virgin Islands RB, Series A, 6%, 12/1/24         NR/A/A          1,000,000      1,040,970
---------------------------------------------------------------------------------------------------------
Virgin Islands Housing FAU SFM RRB, Series A,
6.50%, 3/1/25                                                  NR/AAA            135,000        139,041



                     9 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS / UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


                                                                RATINGS:                        MARKET
                                                                 MOODY'S/      PRINCIPAL         VALUE
                                                               S&P/FITCH          AMOUNT    SEE NOTE 1
---------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS Continued
 Virgin Islands PFAU RB, Series A, 6.375%, 10/1/19               NR/BBB-      $1,515,000   $ 1,626,746
---------------------------------------------------------------------------------------------------------
 Virgin Islands PFAU RB, Sub. Lien, Series E, 6%, 10/1/22          NR/NR       1,500,000     1,488,450
---------------------------------------------------------------------------------------------------------

 Virgin Islands University BOE RB, Series A, 5.75%, 12/1/13       NR/A/A         620,000       654,001
---------------------------------------------------------------------------------------------------------
 Virgin Islands Water & PAU Electric Systems RRB,
 5.375%, 7/1/10                                                NR/NR/BBB       1,470,000     1,519,157
                                                                                          ---------------
                                                                                            15,649,056
                                                                                          ---------------
 Total Municipal Bonds and Notes (Cost $88,936,125)                                         92,402,160
                                                                                          ===============



                                                    DATE        STRIKE     CONTRACTS
-----------------------------------------------------------------------------------------------------

 OPTIONS PURCHASED--0.0%

 U.S. Treasury Nts. Futures, 5 yr.,
 6/19/02 Put(6) (Cost $28,386)                    5/22/02      103.50%         71           22,188
-----------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $88,964,511)                              98.6%      92,424,348
-----------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                              1.4        1,288,439

 NET ASSETS                                                                 100.0%     $93,712,787
                                                                                      ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BOE     Board of Education                      PAUNYNJ  Port Authority of New York & New Jersey
CMWLTH  Commonwealth                            PAU      Power Authority
COP     Certificates of Participation           PC       Pollution Control
ED      Economic Development                    PCFAU    Pollution Control Finance Authority
EDAU    Economic Development Authority          PFAU     Public Finance Authority
FA      Facilities Authority                    POAU     Port Authority
FAU     Finance Authority                       RB       Revenue Bonds
GOB     General Obligation Bonds                REF      Refunding
GOLB    General Obligation Limited Bonds        RR       Resource Recovery
GOUN    General Obligation Unlimited Notes      RRB      Revenue Refunding Bonds
HAU     Housing Authority                       SDI      School District
HCF     Health Care Facilities                  SFM      Single Family Mortgage
HEAA    Higher Education Assistance Agency      SPF      Special Facilities
HFA     Housing Finance Agency                  SPO      Special Obligations
HTAU    Highway & Transportation Authority      SUEFS    State University Educational Facilities System
MH      Multifamily Housing                     TUAU     Turnpike Authority
MUAU    Municipal Utilities Authority

1.  Zero-coupon bond reflects the effective yield on the date of purchase.

2. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.

3. Securities with an aggregate market value of $707,445 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

4. Represents the current interest rate for a variable or increasing rate security.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,527,979 or 2.70% of the Fund's net assets as of January 31, 2002.

6. Non-income-producing security.

AS OF JANUARY 31, 2002, SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX AMOUNT TO $13,406,075 OR 14.31% OF THE FUND'S NET ASSETS.

                    10 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

Distribution of investments by industry, as a percentage of total investments at value, is as follows:


 INDUSTRY                                  MARKET VALUE     PERCENT
-------------------------------------------------------------------------------
 Municipal Leases                          $ 12,321,531          13.4%
 General Obligation                          11,849,680          12.8
 Higher Education                            11,273,870          12.2
 Highways/Railways                           10,385,310          11.2
 Adult Living Facilities                      9,922,312          10.7
 Sewer Utilities                              5,254,374           5.7
 Marine/Aviation Facilities                   5,083,594           5.5
 Hospital/Healthcare                          4,321,558           4.7
 Sales Tax Revenue                            4,200,300           4.5
 Electric Utilities                           3,680,507           4.0
 Water Utilities                              2,732,822           3.0
 Pollution Control                            2,515,115           2.7
 Education                                    2,303,365           2.5
 Single Family Housing                        1,370,552           1.5
 Special Tax                                  1,081,390           1.2
 Student Loans                                1,077,560           1.2
 Multifamily Housing                          1,051,280           1.1
 Special Assessment                           1,047,330           1.1
 Resource Recovery                              929,710           1.0
 Options                                         22,188           0.0
                                            ---------------------------
 TOTAL                                      $92,424,348         100.0%
                                            ===========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                    11 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
-------------------------------------------------------------------------------
January 31, 2002

-------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $88,964,511)--see accompanying statement         $92,424,348
-------------------------------------------------------------------------------------------
Cash                                                                             242,672
-------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                       1,111,867
Shares of beneficial interest sold                                               225,009
Daily variation on futures contracts                                               4,500
Other                                                                              2,660
                                                                             -----------
Total assets                                                                  94,011,056


-------------------------------------------------------------------------------------------
LIABILITIES

Payables and other liabilities:
Dividends                                                                        222,527
Shareholder reports                                                               29,599
Trustees' compensation                                                            17,339
Shares of beneficial interest redeemed                                            11,927
Distribution and service plan fees                                                11,583
Transfer and shareholder servicing agent fees                                        202
Other                                                                              5,092
                                                                             -----------
Total liabilities                                                                298,269

-------------------------------------------------------------------------------------------
NET ASSETS                                                                   $93,712,787
                                                                             ===========
-------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS

Paid-in capital                                                              $99,825,926
-------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                              8,215
-------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions               (9,586,535)
-------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                      3,465,181
                                                                             -----------
NET ASSETS                                                                   $93,712,787
                                                                             ===========

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $41,878,826 and 3,903,008 shares of beneficial interest outstanding)             $10.73
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                         $11.27
-----------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $42,178,483
 and 3,926,985 shares of beneficial interest outstanding)                         $10.74
-----------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $9,655,478
 and 899,390 shares of beneficial interest outstanding)                           $10.74





 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                    12 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS UNAUDITED
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2002
----------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                               $2,545,077

----------------------------------------------------------------------------------
EXPENSES

Management fees                                                           276,916
----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    29,454
Class B                                                                   185,728
Class C                                                                    40,638
----------------------------------------------------------------------------------
Shareholder reports                                                        17,478
----------------------------------------------------------------------------------
Custodian fees and expenses                                                 4,087
----------------------------------------------------------------------------------
Other                                                                       6,530
                                                                       -----------
Total expenses                                                            560,831
Less voluntary waiver of expenses                                         (92,306)
Less reduction to custodian expenses                                       (4,087)
                                                                       -----------
Net expenses                                                              464,438

----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   2,080,639

----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:
Investments                                                              (332,244)
Closing of futures contracts                                             (203,164)
Closing and expiration of option contracts written                          5,271
                                                                       -----------
Net realized gain (loss)                                                 (530,137)

----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments      (945,723)
                                                                       -----------
Net realized and unrealized gain (loss)                                (1,475,860)

----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $604,779
                                                                       ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                    13 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                             SIX MONTHS
                                                                                  ENDED          YEAR
                                                                             JANUARY 31,        ENDED
                                                                                   2002       JULY 31
                                                                             (UNAUDITED)         2001
-----------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                $ 2,080,639   $ 3,711,180
-----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                       (530,137)   (1,592,409
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                           (945,723)    5,484,560
                                                                             ------------------------
Net increase (decrease) in net assets resulting from operations                 604,779     7,603,331

-----------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                      (1,003,670)   (1,765,488
Class B                                                                        (828,499)   (1,516,793
Class C                                                                        (180,367)     (303,732

-----------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                                       3,337,131     5,441,476
Class B                                                                       3,638,267     1,989,316
Class C                                                                       1,174,621     1,105,845

-----------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                6,742,262    12,553,955
-----------------------------------------------------------------------------------------------------
Beginning of period                                                          86,970,525    74,416,570
                                                                            -------------------------

End of period [including undistributed (overdistributed) net investment
income of $8,215 and $(59,888), respectively]                               $93,712,787   $86,970,525
                                                                            =========================








SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                    14 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                  SIX MONTHS                                                          YEAR
                                                       ENDED                                                         ENDED
                                            JANUARY 31, 2002                                                       JULY 31,
 CLASS A                                          (UNAUDITED)      2001         2000       1999         1998          1997
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA

Net asset value, beginning of period                 $10.89       $10.36      $11.21      $11.58      $11.54         $11.10
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .27          .55         .53         .55         .58            .62
Net realized and unrealized gain (loss)                (.17)         .51        (.82)       (.36)        .09            .45
Total income (loss) from
investment operations                                   .10         1.06        (.29)        .19         .67           1.07
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.26)        (.53)       (.55)       (.55)       (.59)          (.61)
Distributions from net realized gain                     --           --        (.01)       (.01)       (.04)          (.02)
                                                     -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.26)        (.53)       (.56)       (.56)       (.63)          (.63)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.73       $10.89      $10.36      $11.21      $11.58         $11.54
                                                     =========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE (1)                   0.93%       10.42%      (2.47)%      1.57%       5.96%          9.99%

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)            $41,879      $39,185     $31,937     $42,289     $33,060        $19,109
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $41,469      $35,710     $35,286     $38,999     $24,909        $14,072
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                  4.92%        5.08%       5.26%       4.71%       4.94%          5.45%
Expenses                                               0.80%        0.87%       1.09%       1.10%       1.14%(3)       1.08%(3)
Net of voluntary waiver of expenses and/or
reduction to custodian expenses                        0.59%        0.67%       0.79%       0.63%       0.38%          0.88%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   8%          27%        101%         70%         46%            12%





1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2.  Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                    15 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  CONTINUED
-------------------------------------------------------------------------


                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                           JANUARY 31, 2002                                                              JULY 31,
 CLASS B                                        (UNAUDITED)       2001          2000           1999        1998             1997
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period             $10.90         $10.37         $11.21         $11.58      $11.53         $ 11.09
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .23            .47            .47            .47         .50             .53
Net realized and unrealized gain (loss)            (.17)           .51           (.83)          (.37)        .09             .46
                                                  ---------------------------------------------------------------------------------
Total income (loss) from
investment operations                               .06            .98           (.36)           .10         .59             .99
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income               (.22)          (.45)          (.47)          (.46)       (.50)           (.53)
Distributions from net realized gain                 --             --           (.01)          (.01)       (.04)           (.02)
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (.22)          (.45)          (.48)          (.47)       (.54)           (.55)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.74         $10.90         $10.37         $11.21      $11.58         $ 11.53
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE (1)               0.55%          9.58%         (3.11)%         0.81%       5.25%           9.18%

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $42,178        $39,164         $35,338        $44,322     $33,062        $18,647
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $41,157        $36,447         $38,064        $39,842     $25,556        $13,278
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                              4.16%          4.34%           4.50%          3.96%       4.17%          4.70%
Expenses                                           1.56%          1.62%           1.85%          1.85%       1.89%(3)       1.83%(3)
Net of voluntary waiver of expenses and/or
reduction to custodian expenses                    1.35%          1.42%           1.55%          1.38%       1.14%          1.62%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               8%            27%            101%            70%         46%            12%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2.  Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                 16 OPPENHEIMER NEW JERSEY MUNICIPAL FUND


                                                     SIX MONTHS                                                         YEAR
                                                          ENDED                                                        ENDED
                                               JANUARY 31, 2002                                                      JULY 31,
  CLASS C                                            (UNAUDITED)        2001         2000       1999        1998        1997
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                   $ 10.89       $ 10.36      $ 11.21    $ 11.58     $ 11.53    $ 11.09
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .23           .47          .46        .46         .50        .53
 Net realized and unrealized gain (loss)                   (.16)          .51         (.83)      (.36)        .09        .45
                                                        ------------------------------------------------------------------------
 Total income (loss) from
 investment operations                                      .07           .98         (.37)       .10         .59        .98
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.22)         (.45)        (.47)      (.46)       (.50)      (.52)
 Distributions from net realized gain                        --            --         (.01)      (.01)       (.04)      (.02)
                                                        -----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.22)         (.45)        (.48)      (.47)       (.54)      (.54)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $10.74        $10.89       $10.36     $11.21      $11.58     $11.53
                                                        =======================================================================

-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE (1)                      0.64%         9.59%       (3.20)%     0.81%       5.24%      9.11%

-------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)                $9,655        $8,622       $7,142     $9,732      $6,463     $2,080
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $8,962        $7,301       $8,198     $8,483      $3,631      $ 747
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(2)
 Net investment income                                     4.16%         4.33%        4.51%      3.96%       4.20%      4.56%
 Expenses                                                  1.56%         1.62%        1.85%      1.85%       1.92%(3)   1.79%(3)
 Net of voluntary waiver of expenses and/or
 reduction to custodian expenses                            1.35%         1.42%        1.55%      1.38%       1.12%      1.60%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      8%           27%         101%        70%         46%        12%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                    17 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a nondiversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.



                    18 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

   As of January 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $9,590,788. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of July 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

          EXPIRING
          --------------------
            2008    $1,327,407
            2009     6,697,851
                    ----------
           Total    $8,025,258
                    ==========

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2002, the Fund's projected benefit obligations were increased by $937 and payments of $2,241 were made to retired trustees, resulting in an accumulated liability of $16,990 as of January 31, 2002.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.



                    19 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED

================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            SIX MONTHS ENDED JANUARY 31, 2002         YEAR ENDED JULY 31, 2001
                                      SHARES           AMOUNT          SHARES           AMOUNT
 -----------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                563,810      $ 6,126,761       1,198,172      $12,709,183
 Dividends and/or
 distributions reinvested             46,580          505,480          88,040          933,942
 Redeemed                           (306,146)      (3,295,110)       (771,253)      (8,201,649)
                                     ---------------------------------------------------------
 Net increase (decrease)             304,244       $3,337,131         514,959       $5,441,476
                                     =========================================================

-----------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                659,000      $ 7,153,784         774,341      $ 8,230,429
 Dividends and/or
 distributions reinvested             40,031          434,793          77,156          819,271
 Redeemed                           (365,401)      (3,950,310)       (667,203)      (7,060,384)
                                     ---------------------------------------------------------
 Net increase (decrease)             333,630       $3,638,267         184,294       $1,989,316
                                     =========================================================

-----------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                174,827      $ 1,895,021         335,717      $ 3,577,965
 Dividends and/or
 distributions reinvested              9,197           99,865          17,312          183,702
 Redeemed                            (76,076)        (820,265)       (250,869)      (2,655,822)
                                     ----------------------------------------------------------
 Net increase (decrease)             107,948       $1,174,621         102,160       $1,105,845
                                     =========================================================

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2002, were $16,140,851 and $7,219,386, respectively.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the



                    20 OPPENHEIMER NEW JERSEY MUNICIPAL FUND
 first $200 million of average annual net assets, 0.55% of the next
 $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets in excess of $1 billion. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager can withdraw the voluntary waiver at any time. The Fund's management fee for the six months ended January 31, 2002, was an annualized rate of 0.60%.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        AGGREGATE         CLASS A     CONCESSIONS      CONCESSIONS      CONCESSIONS
                        FRONT-END       FRONT-END      ON CLASS A       ON CLASS B       ON CLASS C
 SIX                SALES CHARGES   SALES CHARGES          SHARES           SHARES           SHARES
 MONTHS                ON CLASS A     RETAINED BY     ADVANCED BY      ADVANCED BY      ADVANCED BY
 ENDED                     SHARES     DISTRIBUTOR    DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
-----------------------------------------------------------------------------------------------------
 January 31, 2002         $78,004         $16,507            $170         $246,493          $15,086

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                          CLASS A                   CLASS B                   CLASS C
 SIX          CONTINGENT DEFERRED       CONTINGENT DEFERRED       CONTINGENT DEFERRED
 MONTHS             SALES CHARGES             SALES CHARGES             SALES CHARGES
 ENDED    RETAINED BY DISTRIBUTOR   RETAINED BY DISTRIBUTOR   RETAINED BY DISTRIBUTOR

-----------------------------------------------------------------------------------------------------
 January 31, 2002             $--                   $81,078                    $2,244

   The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2002, payments under the Class A plan totaled $29,454, all of which were paid by the Distributor to recipients, and included $685 paid to an affiliate



                    21 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS UNAUDITED/CONTINUED

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 CLASS B AND CLASS C DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
   The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
   The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended January 31, 2002, were as follows:

                                                                       DISTRIBUTOR'S
                                                     DISTRIBUTOR'S         AGGREGATE
                                                         AGGREGATE      UNREIMBURSED
                                                      UNREIMBURSED     EXPENSES AS %
                 TOTAL PAYMENTS   AMOUNT RETAINED         EXPENSES     OF NET ASSETS
                     UNDER PLAN    BY DISTRIBUTOR       UNDER PLAN          OF CLASS
-----------------------------------------------------------------------------------------------------
 Class B Plan          $185,728          $161,348       $1,566,604              3.71%
 Class C Plan            40,638            14,855          147,733              1.53

================================================================================
 5. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices, "financial futures," or debt securities, "interest rate futures," in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures



                    22 OPPENHEIMER NEW JERSEY MUNICIPAL FUND contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of January 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                                   UNREALIZED
                                                NUMBER OF    VALUATION AS OF     APPRECIATION
 CONTRACT DESCRIPTION         EXPIRATION DATE   CONTRACTS   JANUARY 31, 2002   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------
 CONTRACTS TO SELL
 U.S. Treasury Nts., 10 yr.           3/19/02          18         $1,905,750           $5,344

================================================================================
 6. Illiquid Securities
 As of January 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2002 was $3,489,410, which represents 3.72% of the Fund's net assets.

================================================================================
 7. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
   The Fund had no borrowings outstanding during the six months ended or at January 31, 2002.




                    23 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

================================================================================
OFFICERS AND TRUSTEES    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         John V. Murphy, President and Trustee
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         Merrell Hora, Vice President
                         Jerry A. Webman, Vice President
                         Robert G. Zack, Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Katherine P. Feld, Assistant Secretary
                         Kathleen T. Ives, Assistant Secretary
                         Denis R. Molleur, Assistant Secretary
================================================================================
INVESTMENT ADVISOR       OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER OppenheimerFunds Services
SERVICING AGENT

================================================================================
CUSTODIAN OF             Citibank, N.A.
PORTFOLIO SECURITIES

================================================================================
INDEPENDENT AUDITORS     KPMG LLP

================================================================================
LEGAL COUNSEL            Mayer, Brown, Rowe and Maw

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC. 498 SEVENTH AVENUE, NEW YORK, NY 10018

         (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.




                    24 OPPENHEIMER NEW JERSEY MUNICIPAL FUND

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RS0395.001.0102 April 1, 2002                            [OPPENHEIMERFUNDS LOGO]